Changes in Carrying Amount of Wireless Licenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Indefinite-lived Intangible Assets [Line Items]
Beginning balance	$ 75,341
Capitalized interest on wireless licenses	584	$ 376	$ 754
Ending balance	86,575	75,341
Wireless Licenses
Indefinite-lived Intangible Assets [Line Items]
Beginning balance	75,341	75,747
Acquisitions (Note 2)	10,474	444
Dispositions (Note 2)		(1,978)
Capitalized interest on wireless licenses	389	167
Reclassifications, adjustments and other	371	961
Ending balance	$ 86,575	$ 75,341	$ 75,747